Consolidated Balance Sheets - USD ($)		Jun. 30, 2023	Jun. 30, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 239,473	$ 872,313
Accounts receivable, net			2,507,981
Other receivables, net		5,500,332	6,819,050
Prepayments		10,307,226	17,666,664
Total current assets		16,047,031	27,866,008
NON-CURRENT ASSETS
Plant and equipment, net		17,028	30,228
Intangible assets, net		13,966,083	25,566,958
Prepayments - non-current		12,061
Total non-current assets		13,995,172	25,597,186
Total assets		30,042,203	53,463,194
CURRENT LIABILITIES:
Accounts payable		3,270,945	3,770,945
Other payables and accrued liabilities		1,474,823	885,601
Other payables - related parties		580,000	362,884
Total current liabilities		5,325,768	5,019,430
Total liabilities		5,325,768	5,019,430
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY:
Additional paid-in-capital		213,146,190	195,654,317
Deferred stock compensation		(3,857,367)	(32,978)
Accumulated deficit		(185,220,028)	(147,370,363)
Total shareholders’ equity		24,716,435	48,443,764
Total liabilities and shareholders’ equity		30,042,203	53,463,194
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	599,640	192,788
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary shares, value	[1]	$ 48,000

[1]	Giving retroactive effect to the 40-for-1 reverse share split on September 26, 2022 and the alteration of the authorized issued share capital from ordinary shares into Class A and Class B ordinary shares on March 24, 2023